Partnership Equity and Officer Incentive Program - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended																							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 17, 2010	Dec. 31, 2012 Class B	Dec. 31, 2011 Class B	Dec. 31, 2010 Class B	Dec. 31, 2006 Class B	Dec. 31, 2005 Class B	Dec. 31, 2011 Class B Operating Distributions Paid in Full to Class A Units	Dec. 31, 2012 Class C	Dec. 31, 2011 Class C	Dec. 31, 2010 Class C	Dec. 31, 2011 Class C Operating Distributions Paid in Full to Class A Units	Dec. 31, 2011 Class C After Reaching Threshold	Dec. 31, 2012 Class D	Dec. 31, 2011 Class D	Dec. 31, 2010 Class D	Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2010 Class A	Dec. 31, 2006 Class A	Dec. 31, 2005 Class A	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 17, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B	Dec. 31, 2006 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B	Dec. 31, 2005 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class B Operating Distributions Paid in Full to Class A Units	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class C	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class C	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class C	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class C Operating Distributions Paid in Full to Class A Units	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class C After Reaching Threshold	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class D	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class D	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class A	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class A	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class A	Dec. 31, 2006 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class A	Dec. 31, 2005 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class A
Distribution Made to Member or Limited Partner [Line Items]
Partnership Unit issued									1,228,372	3,294,733													3,144,010	10,323,213								1,228,372	3,294,733												3,144,010	10,323,213
Units issued, par value per unit																							$ 11.49	$ 10.00																					$ 11.49	$ 10.00
Operating distributions , excess distribution rate											40.00%				60.00%	100.00%				10.00%														40.00%				60.00%	100.00%			10.00%
Operating distributions, amount to be distributed to class B units	$ 5,251,962	$ 15,637,752	$ 18,883,909			$ 1,879,208	$ 2,894,457	$ 2,894,457				$ 2,541,232	$ 7,040,689	$ 12,683,113						$ 9,002,269	$ 6,733,720	$ 13,594,547			$ 45,920,163	$ 44,210,664			$ 1,879,208	$ 2,894,457	$ 2,894,457				$ 2,541,232	$ 7,040,689	$ 12,683,113					$ 9,002,269	$ 6,733,720	$ 13,594,547
Profit interests grant to employees, units authorized																	10,000	10,000																						10,000
Profit interests grant to employees, units outstanding	1,320,050	1,956,833	1,417,246	1,320,050													8,050	8,050							1,956,833	1,417,246	1,320,050													8,050	8,050
Profit interests grant to employees, fair value on grant date																	900,000																							900,000
Profit interests grant to employees, time-based units vested																		1,610	3,220																					1,610	3,220
Expenses for officer incentive program		400,000	400,000	400,000														400,000	900,000						400,000	400,000	400,000													400,000	900,000
Officer incentive program awards period		5 years																							5 years
Incentive program remaining portion	20.00%	20.00%	20.00%	20.00%	40.00%																				20.00%	20.00%	20.00%	40.00%
Partnership's equity, general partner																									328,718,569	243,579,151
Partnership's equity, limited partners																									$ (4,443,740)	$ 6,976,157